Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of future minimum lease payments
2021 (Six months)	$117
2022	39
Total	$156

2021	235
2022	39
$274